Taxes - Schedule of Movement of Deferred Tax Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
At 1 January	$ 9,913,707	$ 6,758,003
Additional deferred tax credit	4,718,036	3,155,704
At 31 December	$ 14,631,743	$ 9,913,707